Nuveen Dividend Growth ETF (NDVG)
Portfolio of Investments July 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 98.4%
X 10,807,785
COMMON STOCKS - 98.4% X 10,807,785
BANKS - 3 .4%
1,731 JPMorgan Chase & Co $ 368,357
TOTAL BANKS 368,357
CAPITAL GOODS - 6 .7%
759 Eaton Corp PLC 231,336
890 Honeywell International Inc 182,227
250 Northrop Grumman Corp 121,080
595 Trane Technologies PLC 198,897
TOTAL CAPITAL GOODS 733,540
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4 .1%
924 Lowe's Cos Inc 226,851
2,022 TJX Cos Inc/The 228,527
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 455,378
CONSUMER SERVICES - 3 .2%
951 McDonald's Corp 252,396
1,317 Starbucks Corp 102,660
TOTAL CONSUMER SERVICES 355,056
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2 .1%
3,374 Walmart Inc 231,591
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 231,591
ENERGY - 4 .3%
1,421 Chevron Corp 228,028
2,103 Exxon Mobil Corp 249,395
TOTAL ENERGY 477,423
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4 .8%
1,166 American Tower Corp 256,986
2,114 Prologis Inc 266,470
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 523,456
FINANCIAL SERVICES - 9 .2%
1,176 American Express Co 297,575
3,303 Charles Schwab Corp/The 215,323
588 Mastercard Inc, Class A 272,661
468 S&P Global Inc 226,854
TOTAL FINANCIAL SERVICES 1,012,413
FOOD, BEVERAGE & TOBACCO - 4 .9%
2,413 Mondelez International Inc, Class A 164,929
957 PepsiCo Inc 165,245
1,813 Philip Morris International Inc 208,785
TOTAL FOOD, BEVERAGE & TOBACCO 538,959
HEALTH CARE EQUIPMENT & SERVICES - 7 .4%
2,166 Abbott Laboratories 229,466
421 Elevance Health Inc 223,985
624 UnitedHealth Group Inc 359,524
TOTAL HEALTH CARE EQUIPMENT & SERVICES 812,975

Nuveen Dividend Growth ETF (NDVG)
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to
Shares Description (a) Value
INSURANCE - 2 .3%
1,130 Marsh & McLennan Cos Inc $ 251,504
TOTAL INSURANCE 251,504
MATERIALS - 4 .5%
741 Linde PLC 336,043
777 Packaging Corp of America 155,299
TOTAL MATERIALS 491,342
MEDIA & ENTERTAINMENT - 2 .0%
5,319 Comcast Corp, Class A 219,515
TOTAL MEDIA & ENTERTAINMENT 219,515
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4 .6%
1,443 AbbVie Inc 267,417
1,318 Zoetis Inc 237,292
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 504,709
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7 .5%
2,950 Broadcom Inc 474,006
1,451 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 240,576
528 Texas Instruments Inc 107,611
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 822,193
SOFTWARE & SERVICES - 10 .5%
896 Accenture PLC, Class A 296,236
2,052 Microsoft Corp 858,454
TOTAL SOFTWARE & SERVICES 1,154,690
TECHNOLOGY HARDWARE & EQUIPMENT - 11 .2%
3,678 Apple Inc 816,810
1,026 Motorola Solutions Inc 409,292
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,226,102
TRANSPORTATION - 1 .5%
670 Union Pacific Corp 165,309
TOTAL TRANSPORTATION 165,309
UTILITIES - 4 .2%
3,612 NextEra Energy Inc 275,921
2,177 WEC Energy Group Inc 187,352
TOTAL UTILITIES 463,273
TOTAL LONG-TERM INVESTMENTS
(cost $9,769,674) 10,807,785
OTHER ASSETS & LIABILITIES, NET - 1.6% 178,560
NET ASSETS - 100% $ 10,986,345

maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 10,807,785 $ – $ – $ 10,807,785
Total
$ 10,807,785 $ – $ – $ 10,807,785
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
S&P Standard & Poor's

Nuveen Growth Opportunities ETF (NUGO)
Portfolio of Investments July 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.4%
X
2,705,232,162
COMMON STOCKS - 99.4% X 2,705,232,162
CAPITAL GOODS - 3 .2%
100,126 (b) Boeing Co/The $ 19,084,015
350,163 Carrier Global Corp 23,849,602
75,239 Eaton Corp PLC 22,932,095
113,245 Emerson Electric Co 13,262,122
31,605 HEICO Corp 7,627,551
TOTAL CAPITAL GOODS 86,755,385
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 9 .4%
1,372,715 (b) Amazon.com Inc 256,670,251
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 256,670,251
CONSUMER SERVICES - 3 .1%
8,927 Booking Holdings Inc 33,163,894
596,319 (b) Chipotle Mexican Grill Inc 32,392,048
515,649 (b) DraftKings Inc, Class A 19,053,231
TOTAL CONSUMER SERVICES 84,609,173
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2 .5%
81,757 Costco Wholesale Corp 67,204,254
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 67,204,254
FINANCIAL SERVICES - 5 .4%
242,257 (b) Fiserv Inc 39,625,978
231,326 Mastercard Inc, Class A 107,268,179
TOTAL FINANCIAL SERVICES 146,894,157
FOOD, BEVERAGE & TOBACCO - 0 .2%
129,859 (b) Monster Beverage Corp 6,681,246
TOTAL FOOD, BEVERAGE & TOBACCO 6,681,246
HEALTH CARE EQUIPMENT & SERVICES - 3 .7%
254,189 (b) Dexcom Inc 17,239,098
46,452 Elevance Health Inc 24,713,857
90,153 (b) Intuitive Surgical Inc 40,082,925
31,523 UnitedHealth Group Inc 18,162,292
TOTAL HEALTH CARE EQUIPMENT & SERVICES 100,198,172
MATERIALS - 2 .5%
728,236 Corteva Inc 40,854,040
56,625 Linde PLC 25,679,437
TOTAL MATERIALS 66,533,477
MEDIA & ENTERTAINMENT - 10 .7%
755,566 Alphabet Inc, Class A 129,609,792
278,239 Meta Platforms Inc 132,116,224
45,787 (b) Netflix Inc 28,770,261
TOTAL MEDIA & ENTERTAINMENT 290,496,277
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7 .2%
190,179 AstraZeneca PLC, Sponsored ADR 15,052,668
144,566 Eli Lilly & Co 116,270,097
353,463 Novo Nordisk A/S, Sponsored ADR 46,879,798

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value
Shares Description (a) Value
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
(continued)
93,031 Zoetis Inc $ 16,749,301
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 194,951,864
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 19 .0%
769,055 Broadcom Inc 123,571,757
46,303 Lam Research Corp 42,656,176
2,993,023 NVIDIA Corp 350,243,552
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 516,471,485
SOFTWARE & SERVICES - 19 .9%
39,847 (b) Crowdstrike Holdings Inc, Class A 9,242,910
30,371 (b) EPAM Systems Inc 6,533,713
45,472 Intuit Inc 29,436,299
805,079 Microsoft Corp 336,804,800
57,569 (b) Palo Alto Networks Inc 18,694,381
122,622 (b) PTC Inc 21,808,323
88,702 Salesforce Inc 22,956,078
48,639 (b) ServiceNow Inc 39,611,115
57,744 (b) Synopsys Inc 32,239,630
221,265 (b) Trade Desk Inc/The, Class A 19,887,298
25,407 (b) Workday Inc, Class A 5,770,438
TOTAL SOFTWARE & SERVICES 542,984,985
TECHNOLOGY HARDWARE & EQUIPMENT - 12 .4%
1,362,253 Apple Inc 302,529,146
102,385 (b) Arista Networks Inc 35,481,522
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 338,010,668
TRANSPORTATION - 0 .2%
105,022 (b) Uber Technologies Inc 6,770,768
TOTAL TRANSPORTATION 6,770,768
TOTAL LONG-TERM INVESTMENTS
(cost $1,847,144,723) 2,705,232,162
OTHER ASSETS & LIABILITIES, NET - 0.6% 17,648,227
NET ASSETS - 100% $ 2,722,880,389

Nuveen Growth Opportunities ETF (NUGO)
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 2,705,232,162 $ – $ – $ 2,705,232,162
Total
$ 2,705,232,162 $ – $ – $ 2,705,232,162
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
ADR American Depositary Receipt

Nuveen Small Cap Select ETF (NSCS)
Portfolio of Investments July 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.6%
7,432,803
COMMON STOCKS - 98.6% 7,432,803
AUTOMOBILES & COMPONENTS - 2 .2%
3,016 (b) Atmus Filtration Technologies Inc 93,013
5,893 Dana Inc 74,900
TOTAL AUTOMOBILES & COMPONENTS 167,913
BANKS - 9 .6%
2,037 Banner Corp 120,631
3,259 First Interstate BancSystem Inc, Class A 102,887
4,084 Home BancShares Inc/AR 115,700
1,012 Preferred Bank/Los Angeles CA 87,093
1,303 SouthState Corp 128,958
1,517 Wintrust Financial Corp 164,139
TOTAL BANKS 719,408
CAPITAL GOODS - 13 .4%
574 (b) AeroVironment Inc 102,482
518 Applied Industrial Technologies Inc 113,022
1,027 Arcosa Inc 95,418
6,208 (b) Array Technologies Inc 65,308
593 Enpro Inc 101,367
934 ESCO Technologies Inc 114,845
2,349 (b) Fluor Corp 112,987
10,144 (b) Hillman Solutions Corp 102,962
4,403 (b) Kratos Defense & Security Solutions Inc 99,244
696 (b) SPX Technologies Inc 102,688
TOTAL CAPITAL GOODS 1,010,323
COMMERCIAL & PROFESSIONAL SERVICES - 4 .0%
1,045 (b) ASGN Inc 98,930
1,119 Maximus Inc 103,944
1,640 (b) WNS Holdings Ltd 97,711
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 300,585
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2 .8%
1,687 Academy Sports & Outdoors Inc 91,216
3,606 Arhaus Inc 54,775
740 Signet Jewelers Ltd 62,256
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 208,247
CONSUMER DURABLES & APPAREL - 3 .4%
2,092 Steven Madden Ltd 94,851
5,453 (b) Topgolf Callaway Brands Corp 89,975
1,633 (b) Tri Pointe Homes Inc 73,893
TOTAL CONSUMER DURABLES & APPAREL 258,719
CONSUMER SERVICES - 3 .6%
1,340 Boyd Gaming Corp 81,566
7,344 (b) Everi Holdings Inc 94,517
1,116 (b) Shake Shack Inc, Class A 97,784
TOTAL CONSUMER SERVICES 273,867

Nuveen Small Cap Select ETF (NSCS)
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

Shares Description (a) Value
ENERGY - 5 .7%
5,754 (b) Diamond Offshore Drilling Inc 94,481
1,758 Matador Resources Co 108,082
3,674 Northern Oil & Gas Inc 158,680
1,627 (b) Vital Energy Inc 70,953
TOTAL ENERGY 432,196
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3 .6%
575 EastGroup Properties Inc 107,519
2,722 STAG Industrial Inc 111,085
8,329 Summit Hotel Properties Inc 52,806
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 271,410
FINANCIAL SERVICES - 7 .2%
711 Evercore Inc, Class A 178,027
1,184 FirstCash Holdings Inc 132,135
6,317 Ladder Capital Corp 75,804
578 Piper Sandler Cos 157,956
TOTAL FINANCIAL SERVICES 543,922
FOOD, BEVERAGE & TOBACCO - 1 .5%
5,213 Primo Water Corp 114,321
TOTAL FOOD, BEVERAGE & TOBACCO 114,321
HEALTH CARE EQUIPMENT & SERVICES - 10 .5%
1,018 Encompass Health Corp 94,613
944 (b) Establishment Labs Holdings Inc 41,951
628 (b) Glaukos Corp 73,583
1,330 (b) HealthEquity Inc 104,378
1,208 (b) Merit Medical Systems Inc 103,030
3,095 (b) Option Care Health Inc 91,891
1,749 (b) Progyny Inc 49,322
1,251 (b) RadNet Inc 74,747
1,949 Select Medical Holdings Corp 77,492
3,126 (b) SI-BONE Inc 47,515
2,454 (b) Tactile Systems Technology Inc 31,338
TOTAL HEALTH CARE EQUIPMENT & SERVICES 789,860
HOUSEHOLD & PERSONAL PRODUCTS - 0 .9%
1,235 (b) BellRing Brands Inc 63,331
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 63,331
INSURANCE - 0 .8%
242 Primerica Inc 60,928
TOTAL INSURANCE 60,928
MATERIALS - 5 .8%
1,881 Avient Corp 85,097
1,560 Commercial Metals Co 93,756
1,324 Silgan Holdings Inc 68,093
2,578 (b) Summit Materials Inc, Class A 107,709
5,259 Tronox Holdings PLC 84,985
TOTAL MATERIALS 439,640
MEDIA & ENTERTAINMENT - 2 .1%
6,881 (b) Magnite Inc 100,050
1,250 (b) Ziff Davis Inc 59,850
TOTAL MEDIA & ENTERTAINMENT 159,900

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in
Shares Description (a) Value
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5 .1%
844 (b) Biohaven Ltd 33,195
266 (b) Blueprint Medicines Corp 28,808
1,000 (b) Crinetics Pharmaceuticals Inc 53,120
1,038 (b) Halozyme Therapeutics Inc 57,360
1,201 (b) Immunovant Inc 34,913
727 (b) Insmed Inc 52,889
292 (b) Krystal Biotech Inc 60,870
129 (b) Madrigal Pharmaceuticals Inc 36,721
303 (b) Vaxcyte Inc 23,904
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 381,780
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3 .3%
2,549 (b) Ichor Holdings Ltd 86,666
441 (b) Onto Innovation Inc 84,363
649 (b) Silicon Laboratories Inc 77,965
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 248,994
SOFTWARE & SERVICES - 8 .2%
739 (b) CommVault Systems Inc 112,956
1,037 (b) Envestnet Inc 64,273
6,534 (b) Grid Dynamics Holdings Inc 84,289
1,975 (b) JFrog Ltd 76,156
1,952 (b) Q2 Holdings Inc 131,702
1,587 (b) Rubrik Inc, Class A 59,036
1,156 (b) Workiva Inc 85,278
TOTAL SOFTWARE & SERVICES 613,690
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .9%
3,491 (b) TTM Technologies Inc 67,656
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 67,656
TRANSPORTATION - 1 .9%
651 ArcBest Corp 82,058
520 (b) Kirby Corp 63,898
TOTAL TRANSPORTATION 145,956
UTILITIES - 2 .1%
1,571 Black Hills Corp 92,768
1,012 Spire Inc 67,389
TOTAL UTILITIES 160,157
TOTAL COMMON STOCKS
(cost $6,266,375) $ 7,432,803
Shares Description (a) Value
73,106
EXCHANGE-TRADED FUNDS - 1.0% 73,106
738
SPDR S&P Biotech ETF
73,106
TOTAL EXCHANGE-TRADED FUNDS
(cost $59,391) 73,106
TOTAL LONG-TERM INVESTMENTS
(cost $6,325,766) 7,505,909
OTHER ASSETS & LIABILITIES, NET - 0.4% 30,454
NET ASSETS - 100% $ 7,536,363

Nuveen Small Cap Select ETF (NSCS)
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 7,432,803 $ – $ – $ 7,432,803
Exchange-Traded Funds 73,106 – – 73,106
Total
$ 7,505,909 $ – $ – $ 7,505,909
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
ETF Exchange-Traded Fund
REIT Real Estate Investment Trust
S&P Standard & Poor's
SPDR Standard & Poor's Depositary Receipt

Nuveen Winslow Large-Cap Growth ESG ETF
(NWLG)
Portfolio of Investments July 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.4%
X 8,630,892
COMMON STOCKS - 99.4% X 8,630,892
CAPITAL GOODS - 7 .0%
552 AMETEK Inc $ 95,761
610 Ferguson PLC 135,816
864 General Electric Co 147,053
688 Trane Technologies PLC 229,985
TOTAL CAPITAL GOODS 608,615
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 12 .4%
4,009 (b) Amazon.com Inc 749,603
257 Home Depot Inc/The 94,617
78 (b) MercadoLibre Inc 130,174
92 (b) O'Reilly Automotive Inc 103,623
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,078,017
CONSUMER SERVICES - 3 .3%
11 Booking Holdings Inc 40,865
2,879 (b) Chipotle Mexican Grill Inc 156,387
396 Hilton Worldwide Holdings Inc 85,010
TOTAL CONSUMER SERVICES 282,262
FINANCIAL SERVICES - 5 .0%
1,478 KKR & Co Inc 182,459
294 Mastercard Inc, Class A 136,331
453 Visa Inc, Class A 120,348
TOTAL FINANCIAL SERVICES 439,138
HEALTH CARE EQUIPMENT & SERVICES - 6 .9%
925 Abbott Laboratories 97,995
1,071 (b) Boston Scientific Corp 79,125
520 (b) Intuitive Surgical Inc 231,197
293 Stryker Corp 95,943
170 UnitedHealth Group Inc 97,947
TOTAL HEALTH CARE EQUIPMENT & SERVICES 602,207
MATERIALS - 1 .6%
370 Ecolab Inc 85,355
203 Vulcan Materials Co 55,726
TOTAL MATERIALS 141,081
MEDIA & ENTERTAINMENT - 9 .7%
1,860 Alphabet Inc, Class A 319,064
1,841 Alphabet Inc, Class C 318,769
592 (b) Spotify Technology SA 203,613
TOTAL MEDIA & ENTERTAINMENT 841,446
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1 .9%
199 Eli Lilly & Co 160,050
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 160,050
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 19 .9%
465 (b) Advanced Micro Devices Inc 67,183
252 ASML Holding NV 236,048
1,991 Broadcom Inc 319,914
300 Lam Research Corp 276,372

Nuveen Winslow Large-Cap Growth ESG ETF (NWLG)
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
(continued)
7,052 NVIDIA Corp $ 825,225
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,724,742
SOFTWARE & SERVICES - 23 .1%
328 (b) Adobe Inc 180,941
78 (b) Fair Isaac Corp 124,800
286 Intuit Inc 185,142
2,543 Microsoft Corp 1,063,864
353 Salesforce Inc 91,357
174 (b) ServiceNow Inc 141,704
171 (b) Synopsys Inc 95,473
554 (b) Workday Inc, Class A 125,825
TOTAL SOFTWARE & SERVICES 2,009,106
TECHNOLOGY HARDWARE & EQUIPMENT - 6 .7%
2,617 Apple Inc 581,183
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 581,183
TRANSPORTATION - 1 .9%
2,529 (b) Uber Technologies Inc 163,045
TOTAL TRANSPORTATION 163,045
TOTAL LONG-TERM INVESTMENTS
(cost $6,166,164) 8,630,892
OTHER ASSETS & LIABILITIES, NET - 0.6% 48,878
NET ASSETS - 100% $ 8,679,770
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 8,630,892 $ – $ – $ 8,630,892
Total
$ 8,630,892 $ – $ – $ 8,630,892

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.